Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES INSURANCE SERIES
Prospectus Date	rr_ProspectusDate	Apr. 30, 2024
Document Creation Date	dei_DocumentCreationDate	Aug. 15, 2024